Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Statement [LineItems]
Net Income		$ 1,497	$ 1,510	$ 1,246	$ 3,007	$ 2,219
Other Comprehensive Income (Loss), net of taxes
Reclassification to earnings of (gains) in the period	[1]	(15)	(14)	(23)	(29)	(36)
Other comprehensive income net of tax available for sale financial assets		31	173	(128)	204	(254)
Net change in unrealized gains (losses) on cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges arising during the period	[2]	433	757	(106)	1,190	(701)
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the period	[3]	49	37	84	86	115
Other comprehensive income net of tax cash flow hedges		482	794	(22)	1,276	(586)
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		556	(25)	1,059	531	(31)
Unrealized gains (losses) on hedges of net foreign operations	[4]	(103)	13	(181)	(90)	(50)
Other comprehensive income, net of taxes, translation of net foreign operations		453	(12)	878	441	(81)
Gains (losses) on remeasurement of pension and other employee future benefit plans	[5]	(2)	(148)	27	(150)	99
Gains (losses) on remeasurement of own credit risk on financial liabilities designed at fair value	[6]	(98)	79	42	(19)	(32)
Items that will not be reclassified to net income		(100)	(69)	69	(169)	67
Other Comprehensive Income (Loss), net of taxes		866	886	797	1,752	(854)
Total Comprehensive Income attributable to Bank shareholders		2,363	2,396	2,043	4,759	1,365
Debt securities [member]
Other Comprehensive Income (Loss), net of taxes
Unrealized gains on fair value through OCI securities arising during the period	[7]	$ 46	$ 187	$ (105)	$ 233	$ (218)

[1]	Net of income tax provision of $5 million, $5 million, $8 million for the three months ended, and $10 million, $12 million for the six months ended, respectively.
[2]	Net of income tax (provision) recovery of $(156) million, $(274) million, $39 million for the three months ended, and $(430) million, $240 million for the six months ended, respectively.
[3]	Net of income tax (recovery) of $(18) million, $(13) million, $(30) million for the three months ended, and $(31) million, $(41) million for the six months ended, respectively.
[4]	Net of income tax (provision) recovery of $38 million, $(5) million, $65 million for the three months ended, and $33 million, $18 million for the six months ended, respectively.
[5]	Net of income tax (provision) recovery of $1 million, $54 million, $(10) million for the three months ended, and $55 million, $(60) million for the six months ended, respectively.
[6]	Net of income tax (provision) recovery of $36 million, $(29) million, $(15) million for the three months ended, and $7 million, $11 million for the six months ended, respectively.
[7]	Net of income tax (provision) recovery of $(17) million, $(61) million, $30 million for the three months ended, and $(78) million, $54 million for the six months ended, respectively.